Other investments (Details Textual) - Attala Systems Corporation [Member]	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Corporate debt instruments held		$ 2,214
Borrowings, interest rate	5.00%	5.00%
Matures on 17th October 2019 [Member]
Corporate debt instruments held	₨ 47,945	$ 750
Matures on 4th Jan 2020 [Member]
Corporate debt instruments held	23,973	375
Matures on 4th April 2020 [Member]
Corporate debt instruments held	23,973	375
Matures on 30th October 2020 [Member]
Corporate debt instruments held	31,964	500
Matures on 1st January 2021 [Member]
Corporate debt instruments held	₨ 16,153	$ 214